EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Class A Shares of the Multi-Asset Real Return Fund, as electronically filed with the SEC pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on October 3, 2014 (SEC Accession No. 0001104659-14-070032), in interactive data format.